Note 16 - Significant Investments (Detail)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[2]
Huarong Rongde Asset Management Company Ltd [Member]
Significant Investments [Line Items]
Principal place of business	Beijing, China
Nature of relationship	Strategic Investment
Ownership percentage	40.70%	[1]	40.70%	[2]	40.70%
Harvest Fund Management Co., LTD [Member]
Significant Investments [Line Items]
Principal place of business	Shanghai, China
Nature of relationship	Strategic Investment
Ownership percentage	30.00%	[1],[3]	30.00%	[4]

[1]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[2]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2019 based on December 2018 PRC GAAP audited financials and for December 2018 based on December 2017 PRC GAAP audited financials.
[3]	December 2019 numbers are based on 2019 unaudited financials
[4]	December 2018 numbers are based on 2018 audited financials